Condensed Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Attributable to owners	Subscribed capital	Capital reserves	Accumulated loss	Accumulated OCI	NCI	Total
Balance at the beginning at Dec. 31, 2022	€ (60,996)	€ 23,004	€ 47,475	€ (131,235)	€ (239)	€ 6,681	€ (54,315)
Net income (loss) from continued operations							37,954
Other comprehensive income (loss)	(1,199)				(1,199)	(409)	(1,607)
Total comprehensive income (loss) for the period							36,346
Balance at the end at Dec. 31, 2023	(25,198)	23,004	47,603	(94,367)	(1,438)	7,358	(17,841)
Net income (loss) from continued operations							(84,104)
Other comprehensive income (loss)	300				300	58	358
Total comprehensive income (loss) for the period							(83,746)
Balance at the end at Dec. 31, 2024	(61,112)	431	114,448	(174,853)	(1,138)	668	(60,444)
Net income (loss) from continued operations	(10,123)			(10,123)		(42)	(10,165)
Other comprehensive income (loss)	(1,702)				(1,702)	(3)	(1,705)
Total comprehensive income (loss) for the period	(11,825)			(10,123)	(1,702)	(45)	(11,870)
Balance at the end at Jun. 30, 2025	(72,937)	431	114,448	(184,976)	(2,840)	623	(72,314)
Balance at the beginning at Dec. 31, 2024	(61,112)	431	114,448	(174,853)	(1,138)	668	(60,444)
Net income (loss) from continued operations							(71,100)
Other comprehensive income (loss)	(1,121)				(1,121)	(31)	(1,152)
Total comprehensive income (loss) for the period							(72,252)
Balance at the end at Dec. 31, 2025	(132,744)	431	114,980	(245,896)	(2,259)	579	(132,165)
Net income (loss) from continued operations	(47,840)			(47,840)		31	(47,809)
Other comprehensive income (loss)	1,321				1,321	7	1,328
Total comprehensive income (loss) for the period	(46,519)			(47,840)	1,321	38	(46,481)
Capital increases	147,853	226	147,627				147,853
Balance at the end at Jun. 30, 2026	€ (31,410)	€ 657	€ 262,607	€ (293,736)	€ (938)	€ 617	€ (30,793)